Pension and Postretirement Benefits - Schedule of Change in PBO Recognized in OCI (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans Adjustment [Line Items]
Translation difference	$ 96,848	$ (70,893)	$ 170,794
Net amount recognised in other comprehensive income for the year	(8,244)	17,778	7,160
Pension Plans [Member]
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans Adjustment [Line Items]
Additional (gain) loss arising during the year	(11,890)	13,849	2,416
Less re-classified (gain) loss amortization	(4,538)	(3,103)	(4,177)
Additional prior service cost (credit) from plan amendment		3,290	274
Less re-classified prior service cost amortization	1,886	2,032	613
Translation difference	2,700	(161)	84
Net amount recognised in other comprehensive income for the year	$ (6,538)	$ 18,049	$ 6,338